Company Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Company Premises and Equipment
Company Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2015 and 2014 is as follows:

	Estimated Useful lives	2015	2014
		(Amounts in thousands)
Land		$820	$820
Building and improvements	12 years	4,973	4,947
Furniture and equipment	9.6 years	2,357	2,031
Total premises and equipment		8,150	7,798
Less: accumulated depreciation and amortization		(3,559)	(3,308)
Premises and equipment, net		$4,591	$4,490

Depreciation and amortization expense was $251,000 and $348,000 in 2015 and 2014, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 5 years and runs through May 2017 with one 5-year renewal option. The term of the Philadelphia lease is for 10 years and runs through June 2016 with two 5-year renewal options. The Company entered into a land lease when it purchased a new branch in Collingswood. The term of the lease is for 99 years of which 89 years remain. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices. At December 31, 2015, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2016	211
2017	178
2018	151
2019	151
2020	151
Total minimum lease payments	$842

Rent expense was approximately $214,000 in 2015 and $134,600 in 2014.